SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION
Shares granted to employees	868,036	574,488	283,862
Total compensation cost at the date of grant	$ 12,100	$ 13,200	$ 7,300
Total recognized compensation cost	7,713	$ 5,611	$ 3,767
Total unrecognized share-based compensation costs	$ 20,383
Weighted-average period of recognition of compensation expense	2 years 5 months 9 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,311,410
Granted (in shares)	868,036	574,488	283,862
Vested (in shares)	(650,172)
Forfeited (in shares)	(126,415)
Unvested at the end of the period (in shares)	1,402,859	1,311,410
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 15.75
Granted (in dollars per share)	15.26
Vested (in dollars per share)	11.16
Forfeited (in dollars per share)	19.34
Unvested at the end of the period (in dollars per share)	$ 17.27	$ 15.75
Total fair value of shares vested	$ 7,271	$ 4,641	$ 2,965
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years